Note 6 - Net Sales - Reconiciliation Between Gross Sales and Net Sales (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Gross sales (i)	[1]	R$ 72,411.0	R$ 79,551.1	R$ 97,214.2
Excise duty		(16,192.9)	(16,345.2)	(17,471.7)
Discounts (i)	[1]	(8,318.8)	(17,603.3)	(33,022.3)
		R$ 47,899.3	R$ 45,602.6	R$ 46,720.2

[1]	Variance resulting from the change in the billing method with direct effect on Gross sales and Discounts.